Schedule of fair value measurement (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 13,695,279	$ 15,305,996	$ 21,321,977	$ 5,243,278
Restricted cash	289,889	331,528
Accounts and other receivables	7,864,272	8,646,807
Government remittances	861,442	1,070,216
Publisher advance	2,351,435	3,197,102
Promissory notes receivable	1,558,319
Financial assets	58,530,202	67,462,847
Accounts payable	11,982,749	10,403,665
Accrued liabilities	4,926,240	5,722,470
Players liability account	289,889	331,528
Arbitration reserve	899,569	6,468,330
Long-term debt	5,146,723
Promissory notes payable	806,204	821,948
Warrant liability	135,749	4,868,703
Convertible debt	7,839,237	9,951,496
Financial liabilities	28,694,867	41,897,303
FVTPL Mandatorily Measured [Member]
IfrsStatementLineItems [Line Items]
Cash
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Promissory notes receivable	1,558,319
Investment at FVTPL	2,629,851	2,629,851
Financial assets	4,188,170	2,629,851
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve
Long-term debt
Promissory notes payable
Warrant liability	135,749	4,868,703
Convertible debt
Financial liabilities	135,749	4,868,703
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Cash	13,695,279	15,305,996
Restricted cash	289,889	331,528
Accounts and other receivables	7,864,272	8,646,807
Government remittances	861,442	1,070,216
Publisher advance	2,351,435	4,534,218
Promissory notes receivable
Investment at FVTPL
Financial assets	25,062,317	29,888,765
Accounts payable	11,982,749	10,403,665
Accrued liabilities	4,926,240	5,722,470
Players liability account	289,889	331,528
Arbitration reserve
Long-term debt		96,664
Promissory notes payable	806,204	821,948
Warrant liability
Convertible debt
Financial liabilities	18,005,082	17,376,275
FVTPL Designated [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve	899,569	6,468,330
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt	7,839,237	9,951,496
Financial liabilities	$ 8,738,806	$ 16,419,826